Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 68,582	$ 86,499
Trade receivables, net of allowance for doubtful accounts of $1,293 and $1,354, as of December 31, 2010 and 2011, respectively (Note 4)	525,096	439,682
Due from related companies (Note 5)	16,128	20,510
Derivative asset (Note 16)	1,219	0
Inventories (Note 6)	204,057	155,018
Prepayments and other current assets (Note 7)	31,573	26,150
Restricted cash (Note 2)	5,336	5,340
Total current assets	851,991	733,199
FIXED ASSETS:
Advances for vessels under construction and acquisitions (Note 8)	11,553	77,858
Advances for other fixed assets under construction (Note 9)	40,746	11,630
Vessels, cost (Note 10)	545,684	479,489
Vessels, accumulated depreciation (Note 10)	(71,244)	(54,168)
Vessels' net book value	474,440	425,321
Other fixed assets, net (Note 11)	13,166	13,511
Total fixed assets	539,905	528,320
OTHER NON - CURRENT ASSETS:
Deferred charges, net (Note 12)	19,602	18,065
Intangible assets (Note 13)	20,023	19,984
Goodwill (Note 3, 13)	37,946	37,946
Deferred tax asset (Note 26)	2,813	2,218
Other non-current assets	158	103
Total non-current assets	80,542	78,316
Total assets	1,472,438	1,339,835
CURRENT LIABILITIES:
Short-term borrowings (Note 14)	349,234	206,884
Current portion of long-term debt (Note 15)	21,428	74,896
Trade payables to third parties	222,263	192,850
Trade payables to related companies (Note 5)	28,547	18,472
Other payables to related companies (Note 5)	2,131	572
Accrued and other current liabilities	27,207	26,704
Total current liabilities	650,810	520,378
OTHER NON - CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 15)	336,254	342,918
Deferred tax liability (Note 26)	2,906	2,669
Derivative liability (Note 16)	385	0
Other non-current liabilities	2,541	3,507
Total non - current liabilities	342,086	349,094
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0,01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2010 and December 2011; 47,709,420 and 48,196,870 shares issued and 46,709,420 and 46,229,231 shares outstanding at December 31, 2010 and December 31, 2011, respectively (Note 24)	482	477
Treasury stock, $0.01 par value; 1,000,000 shares and 1,967,639 shares, repurchased at December 31, 2010 and December 31, 2011, respectively (Note 24)	(29,308)	(24,680)
Additional paid-in capital (Note 24)	341,154	337,196
Retained earnings	165,734	157,370
Total AMPNI stockholders' equity	478,062	470,363
Non - controlling interest	1,480	0
Total equity	479,542	470,363
Total liabilities and equity	$ 1,472,438	$ 1,339,835